Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Other liabilities

	Successor	Predecessor
(In $ millions)	As at December 31, 2018	As at December 31, 2017
Accrued expenses	107	103
Taxes Payable	42	70
Accrued interest expense (1)	61	3
Employee withheld taxes, social security and vacation payments	40	15
Unfavorable contracts to be amortized	27	23
Deferred mobilization revenue (2)	19	55
Other liabilities	135	66
Total Other Liabilities (3)	431	335
(1) Interest was settled monthly during the filing period.
(2) Residual deferred mobilization revenue was recognized in the predecessor on fresh start.
(3) Balances held as at December 31, 2017 exclude liabilities that were subject to compromise, which were reclassified to a separate line within the Consolidated Balance Sheet. This represents our estimate at 31 December, 2017 of known or potential pre-petition claims to be resolved in connection with the Chapter 11 proceedings. Refer to Note 1 - General information.

Other liabilities are presented in our Consolidated Balance Sheet as follows:

	Successor	Predecessor
(In $ millions)	As at December 31, 2018	As at December 31, 2017
Other current liabilities	310	268
Other non-current liabilities	121	67
Total Other Liabilities	431	335

Schedule of gross carrying amounts and accumulated amortization of intangible liabilities
The gross carrying amounts and accumulated amortization included in 'Other current liabilities' and 'Other non-current liabilities' for unfavorable contracts in the Consolidated Balance Sheets as follows:

	Successor			Predecessor
	December 31, 2018			December 31, 2017
(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Unfavorable contracts			—
Balance at beginning of period	(66)	—	(66)	(444)	378	(66)
Amortization of unfavorable contracts	—	39	39	—	43	43
Balance at end of period	(66)	39	(27)	(444)	421	(23)

Schedule of future amortization of unfavorable contracts
The table below shows the amounts relating to unfavorable contracts that is expected to be amortized over the following periods:

	Period ended December 31,
(In $ millions)	2019	2020	2021	2022	2023 and after	Total
Amortization of unfavorable contracts	(19)	(1)	(1)	(1)	(5)	(27)